Inventories (Tables)	3 Months Ended
Mar. 31, 2015
Inventories [Abstract]
Schedule of Inventories
	March 31,	December 31,
	2015	2014
	U.S. $ in thousands
Finished goods	$72,235	$66,779
Work-in-process	7,927	7,815
Raw materials	50,796	48,791
	$130,958	$123,385